Capital structure and financial items - Financial assets and liabilities - Fair value measurement hierarchy (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	kr 51,794	kr 48,174
Financial liabilities, at fair value	1,272	2,903
Interest income	1,069	239	kr 231
Active market data (level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	16,052	11,288
Financial liabilities, at fair value	0	0
Directly or indirectly observable market data (level 2)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,344	2,727
Financial liabilities, at fair value	1,272	2,903
Not based on observable market data (level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	33,398	34,159
Financial liabilities, at fair value	kr 0	kr 0